Note 6 - Investment Securities Available for Sale	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]

Note 6 – Investment Securities Available for Sale

            The amortized cost, gross unrealized gains and losses, and fair value of investment securities available for sale at December 31, 2021 and 2020 are summarized below (in thousands):

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$3,860	$22	$--	$3,882
Federal National Mortgage Association securities	144	7	--	151
Total available-for-sale-securities	$4,004	$29	$--	$4,033

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
Available for Sale:
Mortgage-backed securities:
Government National Mortgage Association securities	$4,887	$27	$(1)	$4,913
Federal National Mortgage Association securities	183	6	--	189
Total mortgage-backed securities	5,070	33	(1)	5,102
Debt securities:
Corporate notes	5,506	117	--	5,623
Total available-for-sale-securities	$10,576	$150	$(1)	$10,725

            The amortized cost and fair value of mortgage-backed and debt securities at December 31, 2021, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (in thousands):

	Available for Sale
	Amortized Cost	Fair Value
Due after five through ten years	$--	$--
Due after ten years	4,004	4,033
Total	$4,004	$4,033

                The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at December 31, 2020 (in thousands):

	December 31, 2020
		Less than Twelve Months		Twelve Months or Greater		Total
	Number of Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Government National Mortgage Association securities	1	$681	$(1)	$--	$--	$681	$(1)

            At December 31, 2021, there were no securities in an unrealized loss position. Management believes that the estimated fair value of the securities disclosed above is primarily dependent on the movement of market interest rates.  Management evaluated the length of time and the extent to which the fair value has been less than cost and the financial condition and near term prospects of the issuer, including any specific events which may influence the operations of the issuer.  The Company has the ability and intent to hold the securities until the anticipated recovery of fair value occurs. There were no impairment charges recognized during the year ended December 31, 2021 or 2020.